UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02752 and 811-21299

Name of Fund: BIF Money Fund and Master Money LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BIF Money Fund and Master Money LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2014

Date of reporting period: 06/30/2013

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2013 (Unaudited)	BIF Money Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Money LLC	$5,539,049,129
Total Investments (Cost - $5,539,049,129) – 100.0%	5,539,049,129
Liabilities in Excess of Other Assets – (0.0)%	(486,563)
Net Assets – 100.0%	$5,538,562,566

BIF Money Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Money LLC (the "Master LLC"), which has the same investment objective and strategies as the Fund. As of June 30, 2013, the value of the investment and the percentage owned by the Fund of the Master LLC was $5,539,049,129 and 68.4%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Master LLC’s most recent financial statements as contained in its annual report.

As of June 30, 2013, the Fund's investment in the Master LLC was classified as Level 2.

There were no transfers between levels during the period ended June 30, 2013.

BIF MONEY FUND	JUNE 30, 2013	1

Schedule of Investments June 30, 2013 (Unaudited)	Master Money LLC (Percentages shown are based on Net Assets)

	Par (000)	Value
Certificates of Deposit
Euro — 1.7%
HSBC Bank Plc., 0.30%, 1/15/14	$60,000	$60,000,000
National Australia Bank Ltd., London, 0.29%, 10/21/13 (a)	75,000	75,000,000

		135,000,000
Yankee (b) — 37.5%
Bank of Montreal, Chicago, 0.34%, 1/10/14 (a)	29,500	29,500,000
Bank of Nova Scotia, Houston:
0.33%, 1/02/14 (a)	84,000	84,000,000
0.26%, 11/26/13 (a)	43,000	43,000,000
0.27%, 12/11/13	114,500	114,510,353
Bank of Tokyo-Mitsubishi UFJ Ltd., NY:
0.22%, 9/27/13	102,500	102,500,000
0.22%, 10/22/13	83,000	83,000,000
BNP Paribas, NY, 0.39%, 11/15/13	40,000	40,000,000
Canadian Imperial Bank of Commerce, NY (a):
0.28%, 2/04/14	62,500	62,500,000
0.29%, 1/08/14	75,000	75,000,000
0.31%, 9/25/13	76,000	76,000,000
0.31%, 12/02/13	115,000	115,000,000
Credit Industriel et Commercial, NY, 0.24%, 9/03/13	60,000	60,000,000
Credit Suisse, NY:
0.28%, 9/13/13	75,000	75,000,000
0.29%, 10/10/13	75,000	75,000,000
DNB Bank ASA, NY:
0.27%, 7/19/13	153,000	153,000,000
0.28%, 7/19/13	30,000	30,000,000
Natixis, NY, 0.30%, 8/02/13	93,000	93,000,000
Nordea Bank Finland Plc., NY, 0.28%, 7/17/13	24,165	24,164,944
Norinchukin Bank, NY:
0.13%, 7/02/13	40,000	40,000,000
0.13%, 7/03/13	80,000	80,000,000
Rabobank Nederland NV, NY:
0.40%, 10/29/13 (a)	140,000	140,000,000
0.41%, 1/08/14	76,000	76,000,000
0.39%, 1/17/14	100,000	100,000,000
Royal Bank of Canada, NY, 0.24%, 1/15/14 (a)	35,000	35,000,000
Skandinaviska Enskilda Banken, NY, 0.23%, 10/07/13	100,000	99,998,626
Societe Generale, NY:
0.27%, 8/01/13	56,000	56,000,000
0.30%, 9/03/13	130,000	130,000,000
Sumitomo Mitsui Banking Corp., NY:
0.23%, 7/30/13	137,500	137,500,000
0.24%, 8/02/13	39,000	39,000,000
0.23%, 8/07/13	76,500	76,500,000
0.23%, 9/06/13	75,000	74,999,292
Sumitomo Trust & Banking Co. Ltd, NY:
0.24%, 8/01/13	75,000	75,000,000
0.24%, 8/05/13	103,000	103,000,000
	Par (000)	Value
Certificates of Deposit
Yankee(b) (concluded)
Toronto-Dominion Bank, NY:
0.28%, 10/21/13 (a)	$51,000	$51,000,000
0.24%, 12/20/13 (a)	100,000	100,000,000
0.24%, 6/24/14 (a)	50,000	50,000,000
0.26%, 1/06/14	33,000	33,000,000
UBS AG, Stamford, 0.28%, 4/30/14 (a)	125,000	125,000,000
Westpac Banking Corp., NY, 0.28%, 10/08/13 (a)	80,000	80,000,000

		3,037,173,215
Total Certificates of Deposit – 39.2%		3,172,173,215

Commercial Paper
Antalis US Funding Corp., 0.35%, 8/05/13 (c)	27,200	27,190,480
Australia & New Zealand Banking Group Ltd., 0.30%, 2/25/14 (a)	50,000	50,000,000
BNP Paribas Finance, Inc., 0.40%, 9/09/13 (c)	95,000	94,925,992
Caisse D' Amortissement De La Dette Sociale, 0.27%, 8/06/13 (c)	50,000	49,986,125
Charta LLC (c):
0.12%, 7/01/13	10,000	9,999,967
0.27%, 9/04/13	28,000	27,986,140
Commonwealth Bank of Australia, 0.32%, 11/14/13 (a)	56,750	56,747,840
CPPIB Capital, Inc., 0.24%, 1/03/14 (c)	25,800	25,767,836
DNB Bank ASA, 0.27%, 8/05/13 (c)	130,000	129,964,900
Erste Abwicklungsanstalt (c):
0.37%, 7/08/13	75,000	74,993,833
0.25%, 8/20/13	90,000	89,968,125
0.27%, 9/12/13	40,000	39,977,800
0.32%, 10/08/13	55,000	54,951,111
0.34%, 11/07/13	30,000	29,963,167
Kells Funding LLC:
0.26%, 8/20/13 (c)	40,000	39,985,267
0.26%, 9/27/13 (c)	25,000	24,984,240
0.26%, 10/17/13 (c)	100,000	99,921,278
0.25%, 11/01/13 (a)(d)	100,000	100,000,000
0.38%, 11/25/13 (c)	50,000	49,922,917
LMA Americas LLC, 0.13%, 7/03/13 (c)	22,000	21,999,603
Natexis Banques Populaires US Finance Co. LLC, 0.11%, 7/01/13 (c)	78,029	78,028,301
Nieuw Amsterdam Receivables Corp., 0.26%, 10/15/13 (c)	41,000	40,968,316
Nordea North America, Inc. (c):
0.28%, 7/15/13	25,165	25,162,064
0.28%, 7/16/13	25,165	25,161,868

MASTER MONEY LLC	JUNE 30, 2013	1

Schedule of Investments (continued)	Master Money LLC (Percentages shown are based on Net Assets)

	Par (000)	Value
Commercial Paper
Old Line Funding LLC, 0.25%, 9/16/13 (c)	$25,000	$24,986,458
Svenska Handelsbanken AB, Inc.(c):
0.28%, 7/26/13	176,000	175,964,409
Sydney Capital Corp., 0.25%, 7/11/13 (c)	36,000	35,997,250
Westpac Banking Corp. (a)(d):
0.28%, 10/08/13	42,000	42,000,000
0.28%, 4/24/14	49,000	49,002,722
Total Commercial Paper – 19.7%		1,596,508,009

Corporate Bonds
Nordrhein-Westfallen Land of MTN, 0.57%, 7/30/13	150,000	150,151,259
Svenska Handelsbanken AB, 0.28%, 12/13/13 (a)(d)	65,600	65,600,000
Total Corporate Bonds – 2.7%		215,751,259

Municipal Bonds
Alaska Housing Finance Corp., RB, VRDN, Series B, 0.10%, 7/05/13 (e)	50,000	50,000,000
California Health Facilities Financing Authority, RB, VRDN, Scripps Health, Series E (Bank of America NA LOC), 0.07%, 7/05/13 (e)	23,450	23,450,000
California HFA, Refunding RB, VRDN, Home Mortgage, Series E, AMT (Freddie Mac, Fannie Mae LOC), 0.03%, 7/05/13 (e)	880	880,000
California HFA, RB, VRDN, Home Mortgage, Series E-1, AMT (Fannie Mae LOC, Freddie Mac LOC), 0.05%, 7/05/13 (e)	10,480	10,480,000
California HFA, RB, VRDN, AMT (Fannie Mae LOC, Freddie Mac LOC) (e):
Home Mortgage, Series B, 0.06%, 7/05/13	18,910	18,910,000
Home Mortgage, Series M, 0.06%, 7/05/13	28,920	28,920,000
Home Mortgage, Series U, 0.06%, 7/05/13	1,945	1,945,000
M/F Housing Mortgage, Series E, 0.07%, 7/05/13	18,475	18,475,000
Series A, 0.06%, 7/05/13	7,900	7,900,000
California Statewide Communities Development Authority, HRB, VRDN, AMT (Fannie Mae Liquidity Facility) (e):
Knolls at Green Valley, Series FF, 0.06%, 7/05/13	13,205	13,205,000
	Par (000)	Value
Municipal Bonds
California Statewide Communities Development Authority, HRB, VRDN, AMT (Fannie Mae Liquidity Facility) (e) (concluded):
Oakmont Chino Hills, Series P, 0.08%, 7/05/13	$10,100	$10,100,000
Central Plains Energy Project Nebraska, Refunding RB, VRDN, Gas Project No. 2 (Royal Bank of Canada SBPA), 0.06%, 7/05/13 (e)	44,615	44,615,000
Chattanooga Health Educational & Housing Facility Board, Refunding RB, VRDN, Catholic Health, Series C, 0.07%, 7/05/13 (e)	1,300	1,300,000
City & County of Denver Colorado, COP, Refunding, VRDN, Series A3 (JPMorgan Chase Bank NA SBPA), 0.07%, 7/01/13 (e)	16,330	16,330,000
City of New York, New York, GO, VRDN, Sub-Series A-3 (Morgan Stanley Bank LOC), 0.06%, 7/05/13 (e)	12,090	12,090,000
Connecticut State Health & Educational Facilities Authority, RB, VRDN, Yale-New Haven Hospital, Series U-2 (Yale University Liquidity Facility), 0.04%, 7/05/13 (e)	24,580	24,580,000
Connecticut State Health & Educational Facilities Authority, Refunding RB, VRDN, Yale-New Haven Hospital Series K2 (JPMorgan Chase Bank NA LOC), 0.06%, 7/05/13	16,510	16,510,000
County of Shelby Tennessee, GO, VRDN, Public Improvement, School, Series B (Landesbank Hessen-Thuringen Girozentrale SBPA), 0.05%, 7/05/13 (e)	10,005	10,005,000
Essex County Improvement Authority, HRB, VRDN, ACES, Pooled Governmental Loan Program (Wells Fargo Bank NA LOC), 0.03%, 7/05/13 (e)	11,225	11,225,000
Harris County Industrial Development Corp., RB, VRDN, Exxon Project, AMT (Citibank NA Liquidity Facility), 0.04%, 7/01/13 (e)	10,000	10,000,000
Illinois Finance Authority, RB, VRDN, University of Chicago Medical Center, Series E-1 (JPMorgan Chase Bank NA LOC), 0.07%, 7/01/13 (e)	13,200	13,200,000
Illinois Finance Authority, Refunding RB, VRDN (JPMorgan Chase Bank NA LOC) (e):
Children's Memorial Hospital, Series D, 0.06%, 7/05/13	10,300	10,300,000
Elmhurst Memorial Healthcare, Series B, 0.06%, 7/01/13	19,650	19,650,000

MASTER MONEY LLC	JUNE 30, 2013	2

Schedule of Investments (continued)	Master Money LLC (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Illinois Finance Authority, Refunding RB, VRDN (JPMorgan Chase Bank NA LOC) (e) (concluded):
Little Co. of Mary Hospital and Health Care Centers, Series B, 0.06%, 7/05/13	$26,200	$26,200,000
Indiana Finance Authority, Refunding RB, VRDN, Sisters of St. Francis, Series B (JPMorgan Chase Bank NA LOC), 0.08%, 7/05/13 (e)	20,800	20,800,000
Kentucky Housing Corp., RB, VRDN, Series T (Lloyds TSB Bank Plc SBPA), 0.48%, 7/05/13 (e)	1,640	1,640,000
Los Angeles Community Redevelopment Agency California, Refunding RB, VRDN, Promenade Towers Project (Freddie Mac Liquidity Facility), 0.07%, 7/05/13 (e)	34,300	34,300,000
Metropolitan Water District of Southern California, Refunding RB, VRDN, Series A-1 (Bank of America NA SBPA), 0.05%, 7/05/13 (e)	4,200	4,200,000
Michigan State Building Authority, Refunding RB, VRDN, Facilities Program, Series I (JPMorgan Chase Bank NA LOC), 0.06%, 7/05/13 (e)	6,000	6,000,000
Nebraska Investment Finance Authority, Refunding RB, VRDN, Series B (Fannie Mae SBPA), 0.06%, 7/05/13 (e)	22,450	22,450,000
New York City Housing Development Corp., HRB, VRDN (Fannie Mae LOC) (e):
90 West Street, Series A, 0.06%, 7/05/13	40,830	40,830,000
155 West 21st Street Development, Series A, AMT, 0.06%, 7/05/13	10,000	10,000,000
West 61st Street Apartments, Series A, AMT, 0.06%, 7/05/13	12,000	12,000,000
West 89th Street Development, Series A, AMT, 0.06%, 7/05/13	35,600	35,600,000
New York City Housing Development Corp., Refunding RB, VRDN, M/F, The Crest, Series A (Landesbank Hessen-Thuringen Girozentrale LOC) 0.09%, 7/05/13 (e)	32,845	32,845,000
New York City Industrial Development Agency, RB, VRDN, New York Law School Project, Series A (JPMorgan Chase Bank NA LOC), 0.05%, 7/05/13 (e)	17,980	17,980,000
	Par (000)	Value
Municipal Bonds
New York City Municipal Water Finance Authority, Refunding RB, VRDN, Water and Sewer System, Sub-Series A-1 (Mizuho Corporate Bank SBPA), 0.04%, 7/01/13 (e)	$30,665	$30,665,000
New York State HFA, HRB, VRDN (e):
10 Barclay Street, Series A, AMT (Fannie Mae Liquidity Facility), 0.06%, 7/05/13	71,245	71,245,000
125 West 31st Street Housing, Series A, AMT (Fannie Mae SBPA, Fannie Mae Guarantor), 0.06%, 7/05/13	30,000	30,000,000
160 West 62nd Street, Series B (Wells Fargo Bank NA LOC) 0.08%, 7/05/13	39,000	39,000,000
160 West 62nd Street, Series B (Wells Fargo Bank NA LOC) 0.09%, 7/05/13	10,750	10,750,000
316 11th Avenue Housing, Series A, AMT (Fannie Mae SBPA, Fannie Mae Guarantor), 0.06%, 7/05/13	35,000	35,000,000
360 West 43, Series A, AMT (Fannie Mae Liquidity Facility), 0.06%, 7/05/13	22,000	22,000,000
750 6th Ave, Series A, AMT (Fannie Mae Liquidity Facility), 0.06%, 7/05/13	34,500	34,500,000
Biltmore Tower, Series A, AMT (Fannie Mae Liquidity Facility), 0.06%, 7/05/1	65,000	65,000,000
East 39th Street Housing, Series A, AMT (Fannie Mae Liquidity Guarantor), 0.06%, 7/05/13	5,300	5,300,000
Series A, AMT (Fannie Mae Liquidity Guarantor), 0.06%, 7/05/13	28,100	28,100,000
Victory Housing, Series 2001-A, AMT (Freddie Mac SBPA), 0.06%, 7/05/13	26,300	26,300,000
Worth Street, Series A, AMT (Fannie Mae Liquidity Facility), 0.06%, 7/05/13	23,100	23,100,000
Pennsylvania Higher Educational Facilities Authority, Refunding RB, VRDN, Thomas Jefferson University, Series B (JPMorgan Chase Bank NA LOC), 0.05%, 7/05/13 (e)	5,915	5,915,000
Philadelphia IDA, Refunding RB, VRDN, Liberty Lutheran Services Project (Bank of America NA LOC), 0.08%, 7/05/13 (e)	34,525	34,525,000
State of California, GO, VRDN, FLOATS, Series C-1 (Bank of America NA LOC), 0.07%, 7/05/13 (e)(f)	59,200	59,200,000

MASTER MONEY LLC	JUNE 30, 2013	3

Schedule of Investments (continued)	Master Money LLC (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
State of California, GO, Refunding, VRDN, Series B, Sub-Series B-1 (Bank of America NA LOC), 0.07%, 7/05/13 (e)	$20,000	$20,000,000
State of Texas PUTTERS/ DRIVERS Trust, RB, VRDN, Series 4263 (JPMorgan Chase Bank NA SBPA), 0.07%, 7/01/13 (d)(e)	50,000	50,000,000
Wayne County Airport Authority, RB, VRDN, FLOATS, Series 3072 (Credit Suisse New York NY SBPA) (BHAC), 0.06%, 7/05/13 (d)(e)	41,945	41,945,000
Wisconsin Health & Educational Facilities Authority, Refunding RB, VRDN, Sisters Services (Bank of Montreal LOC), 0.05%, 7/05/13 (e)	15,250	15,250,000
Wisconsin Housing & Economic Development Authority, RB, VRDN, Series B, AMT (Fannie Mae LOC, Freddie Mac LOC), 0.07%, 7/05/13 (e)	9,100	9,100,000
Total Municipal Bonds – 16.0%		1,295,810,000

Time Deposits
ING Bank NV, Amsterdam, 0.15%, 7/03/13	97,000	97,000,000
Total Time Deposits – 1.2%		97,000,000

US Government Sponsored Agency Obligations
Fannie Mae Variable Rate Notes, 0.16%, 2/27/15 (a)	75,000	74,968,637
Federal Farm Credit Bank, 0.14%, 5/05/14 (a)	35,000	34,993,907
Federal Home Loan Bank, 0.13%, 8/09/13 (c)	50,000	49,993,056
Federal Home Loan Bank Variable Rate Notes, 0.15%, 2/25/14 (a)	50,000	49,990,029
Freddie Mac Variable Rate Notes (a):
0.32%, 9/03/13	137,500	137,495,059
0.13%, 9/13/13	272,200	272,166,096
Total US Government Sponsored Agency Obligations – 7.6%		619,606,784

	Par (000)	Value
US Treasury Obligations
US Treasury Bills (c):
0.04%, 8/22/13	$200,000	$199,988,075
0.04%, 9/26/13	195,000	194,980,933
0.09%, 10/17/13	125,000	124,966,695
0.08%, 11/07/13	100,000	99,971,111
0.08%, 12/19/13	80,000	79,969,422
Total US Treasury Obligations – 8.6%		699,876,236

Repurchase Agreements
Barclays Capital, Inc., 0.68%, 10/04/13 (Purchased on 6/01/13 to be repurchased at $25,014,278, collateralized by various Corporate/Debt Obligations, 0.00% - 7.82% due 11/15/17 - 11/25/46, par and fair values of $416,590,028 and $29,133,013, respectively) (a)	25,000	25,000,000
Citigroup, Inc., 0.67%, 8/05/13 (Purchased on 12/03/12 to be repurchased at $127,063,341, collateralized by various Corporate/Debt Obligations, 0.00% - 7.88% due 3/24/17 - 5/10/63, par and fair values of $715,765,224 and $135,905,173, respectively) (a)	127,000	127,000,000
Deutsche Bank Securities, Inc., 0.18%, 7/01/13 (Purchased on 6/28/13 to be repurchased at $45,705,686, collateralized by various US Government Sponsored Agency Obligations, 0.50% - 0.70% due 2/24/15 - 6/27/16, par and fair values of $46,885,000 and $46,619,795, respectively) (a)	45,705	45,705,000
Mizuho Securities USA LLC, 0.15%, 7/01/13 (Purchased on 6/28/13 to be repurchased at $90,001,125, collateralized by various US Government Sponsored Agency, 3.50% - 5.00% due 1/20/42 - 5/20/42, par and fair values of $120,647,517 and $91,800,000, respectively) (a)	90,000	90,000,000

MASTER MONEY LLC	JUNE 30, 2013	4

Schedule of Investments (continued)	Master Money LLC (Percentages shown are based on Net Assets)

	Par (000)	Value
Repurchase Agreements
Mizuho Securities USA LLC, 1.11%, 8/02/13 (Purchased on 3/04/13 to be repurchased at $90,008,325, collateralized by various Corporate/Debt Obligations, various US Government Sponsored Agency Obligations and a US Treasury Note, 0.00% - 7.66% due 11/9/18 - 12/10/49, par and fair values of $410,719,730 and $107,682,082, respectively) (a)	$90,000	$90,000,000
Total Repurchase Agreements – 4.7%		377,705,000
		Value
Total Investments (Cost - $8,074,430,503*) – 99.7%		$8,074,430,503
Other Assets Less Liabilities – 0.3%		25,368,209
Net Assets – 100.0%		$8,099,798,712

*	Cost for federal income tax purposes.

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.
(b)	Issuer is a US branch of foreign domiciled bank.
(c)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(f)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACES	Adjustable Convertible Extendible Securities
AMT	Alternative Minimum Tax (subject to)
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificates of Participation
DRIVERS	Derivative Inverse Tax-Exempt Receipts
Fannie Mae	Federal National Mortgage Association
FLOATS	Floating Rate Securities
Freddie Mac	Federal Home Loan Mortgage Corporation
GO	General Obligation Bonds
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
LOC	Letter of Credit
M/F	Multi-Family
MTN	Medium Term Notes
PUTTERS	Puttable Tax-Exempt Receipts
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
VRDN	Variable Rate Demand Notes

MASTER MONEY LLC	JUNE 30, 2013	5

Schedule of Investments (continued)	Master Money LLC

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master LLC has the ability to access
•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master LLC's policy regarding valuation of investments, please refer to the Master LLC's most recent financial statements as contained in its annual report.

The following table summarizes the Master LLC's investments categorized in the disclosure hierarchy as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Total Investments[1]	—	$8,074,430,503	—	$8,074,430,503

[1]	See above Schedule of Investments for values in each security type.

Certain of the Master LLC’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2013, a bank overdraft of $3,661 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended June 30, 2013.

MASTER MONEY LLC	JUNE 30, 2013	6

Item 2 – Controls and Procedures

2(a) –     The registrants' principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants' disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –     There were no changes in the registrants' internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants' last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants' internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BIF Money Fund and Master Money LLC

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BIF Money Fund and Master Money LLC

Date: August 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BIF Money Fund and Master Money LLC

Date: August 23, 2013

By: /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BIF Money Fund and Master Money LLC

Date: August 23, 2013